GEOGRAPHIC INFORMATION (Details 1)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Customer A [Member]
Revenue, Major Customer [Line Items]
Entity-Wide Revenue, Major Customer, Percentage		[1]	[1]	12.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Entity-Wide Revenue, Major Customer, Percentage	11.00%		[1]		[1]

[1]	Less than 10%.